Note 13 - ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The changes in the balances of each component of accumulated other comprehensive income (loss) for the years ended December 31, 2010, 2011 and 2012 are as follows:

	Currency translation adjustment	Defined benefit pension plan	Unrealized loss on available-for-sale securities and others	Total

Balance at January 1, 2010	$ (9,660)	$ (68)	$ (467)	$ (10,195)
Current-period other comprehensive income (loss)	12,027	(472)	(74)	11,481
Balance at December 31, 2010	$ 2,367	$ (540)	$ (541)	$ 1,286

Current-period other comprehensive loss	(931)	(69)	–	(1,000)
Balance at December 31, 2011	$ 1,436	$ (609)	$ (541)	$ 286

Current-period other comprehensive income (loss)	5,834	(696)	–	5,138
Balance at December 31, 2012	$ 7,270	$ (1,305)	$ (541)	$ 5,424